Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S P Exception Grade	Final S P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note must state final status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
XXX	FSMT 2020-1INV	494908800	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	1276	Is Completion Certificate in file is No	1/13/2020	01/13/2020 - The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.;		01/22/2020	01/22/2020 - The Completion Certificate is Yes
Borrower 1 has significant job time - Employer has 8.67 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15801.46 are greater than the Guideline Minimum of 2254.00.

XXX	FSMT 2020-1INV	494908800	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/17/2020	01/17/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 8.67 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15801.46 are greater than the Guideline Minimum of 2254.00.

XXX	FSMT 2020-1INV	494890220	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 65963.53 are greater than the Guideline Minimum of 55592.85.

XXX	FSMT 2020-1INV	494883301	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/17/2020	01/17/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 330134.00 are greater than the Guideline Minimum of 41875.44.

XXX	FSMT 2020-1INV	494881434	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is 5.00.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
XXX	FSMT 2020-1INV	494879558	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	12/28/2019	12/28/2019 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 5.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 49746.20 are greater than the Guideline Minimum of 37833.80.

XXX	FSMT 2020-1INV	494879558	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1069	Borrower Income Verification Level is Missing	1/1/2020	01/01/2020 - Verification of rental income for XXX, XXX and XXX via most recent federal tax returns of current lease agreeents missing from file.;		01/05/2020
01/05/2020  - The borrower income verification level is Level 4 – Stated/Prior year W2 or Tax Return and YTD paystubs/SE borrower 2 yrs Tax Returns; 01/05/2020  - Client provided copies of settlement statements from purchase and current leases for XXX, XXX, and XXX properties confirming rental income.

Borrower 1 has significant job time - Employer has 5.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 49746.20 are greater than the Guideline Minimum of 37833.80.

XXX	FSMT 2020-1INV	494879558	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	12/28/2019	12/28/2019 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 5.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 49746.20 are greater than the Guideline Minimum of 37833.80.

XXX	FSMT 2020-1INV	494878800	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years
XXX	FSMT 2020-1INV	494877044	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/21/2020	01/21/2020 - The back-end DTI of 50.74 (Total Income of 14426.93, Orig PITI of 2466.78, Monthly debt of 4852.96) exceeds the maximum allowable per AUS of 42.28;		01/22/2020
01/22/2020  - Client uploaded documentation of new payment for primary residence.; 01/22/2020  - The back-end DTI of 41.09 (Total Income of 14426.93, Orig PITI of 2466.78, Monthly debt of 3461.33) is not greater than the maximum allowable per AUS of 42.28; 01/21/2020  - Lender did not include escrow expense on primary residence.
																										Borrower 1 has significant job time - Employer has 20.00 years on job
XXX	FSMT 2020-1INV	494874859	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 22.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 44.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 658348.00 are greater than the Guideline Minimum of 7109.86.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494872961	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	1/7/2020	01/07/2020 - The borrower income verification does not match approval. Missing complete pages for XXX Business returns for 2017 and 2018 for XXX. File only contains page one.;
01/10/2020  - 1/9 - Disagree:  Only 1 year of Tax returns are required per XX Findings "XX".  Self-employed for XXX must be supported by signed completed federal individual and business tax returns.  If business has been in existence for five years or more , provide personal and business tax returns for the most recent year.   Company was incorporated in XX therefore only 1 year of tax returns are required.  Please see the attached 2018 1120 business tax returns.  2018 & 2017 W2 income was used for qualifying.; 01/10/2020  - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
																						01/10/2020	01/10/2020 - The borrower income verification does match approval. Complete 2018 business tax returns uploaded supporting income.
Borrower 1 has significant job time - Employer has 30.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 24.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494872818	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is 3.60.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 63344.71 are greater than the Guideline Minimum of 29947.00.
XXX	FSMT 2020-1INV	494872571	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020
01/11/2020  - Third Party Valuation Product Not Provided and XXX is Not Eligible.; 01/10/2020  - Third Party Valuation Product Provided.; 01/10/2020  - Third Party Valuation Product Not Provided and XXX is Unavailable.;
																						01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Employer has 10.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 20.00 years
XXX	FSMT 2020-1INV	494871385	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/3/2020	01/03/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 11054.54 are greater than the Guideline Minimum of 8160.19.
XXX	FSMT 2020-1INV	494871063	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 10.25 years
XXX	FSMT 2020-1INV	494870248	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Compliance	1226	Intent to Proceed is Missing	12/31/2019	12/31/2019 - The intent to proceed is Missing;		01/17/2020	01/17/2020 - The intent to proceed is received.
Borrower 1 has significant job time - Employer has 29.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494870248	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 29.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494869378	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 5.03 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 23258.21 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494869141	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is 3.30.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 16833.34 are greater than the Guideline Minimum of 11556.10.

XXX	FSMT 2020-1INV	494868823	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/10/2020
01/10/2020  - The back-end DTI of 44.32 (Total Income of 5131.42, Orig PITI of 1172.50, Monthly debt of 1101.67) exceeds the maximum allowable per AUS of 33.50; 01/10/2020  - The back-end DTI of 44.32 (Total Income of 5131.42, Orig PITI of 1172.50, Monthly debt of 1101.67) exceeds the maximum allowable per AUS of 33.50.
Other income of $1500.00 was not supported by documents or U/W income sheet in file. Positive rental income to offset the subject property of $136.00 a month was not supported by lease or tax returns in file, or U/W's rental income calculation worksheet. ;
																						01/21/2020
01/21/2020  - The back-end DTI of 32.18 (Total Income of 7067.42, Orig PITI of 1172.50, Monthly debt of 1101.67) is not greater than the maximum allowable per AUS of 33.50; 01/21/2020  - Lender provided rental income calculations for primary residence. Included income; 01/17/2020  - After review, the use of 50% of the liability for the XXX property is not valid. The business using 50% of the property and taking 50% of the interest deduction does not remove 50% of the liability to the borrower. In regards to excluding the XXX loan, missing 12 months cancelled checks documenting the XXX loans are paid from business funds.; 01/17/2020  - "1/16 - Agree:  Sub neg cash flow was not calculated correctly for the current transaction.  Sub neg cash flow sb $160.42.  Please see the calculation.
The ""other income"" was not calculated correctly.  Other income is derived from Schedule E. Borrower qualified using rent from current primary as property is mixed used.  The 2017 XXX reflects rents in the amount of $24000.00 which matches the 2017 1040 Tax Returns Schedule E gross rents.   The 2016 & 2017 1040 Tax Returns schedule E reflects the use of 50%.   Total $1936.00-$915.00 (50% of Total PITIA  $1830.00 (Heloc $308.06+ Taxes $625.00 +Insurance $896.30) =$1021.00. Please see the VOM which reflects a HELOC with XXX with the monthly payment of $308.06, Tax cert for the property and the insurance policy.  Qualifying rental income from the primaryis $1021.00.

PITIA calculation used for XXX in the DTI calculation is $915.00 (Used  50% of total PITIA ). 50% use is reflected on Schedule A and Schedule E.

There is a commercial loan with XXX which has a a monthly payment of $1231.73.  The account was open 9/9/2014.  the account  is not reflected on the borrower's personal credit report.  Please see the attached Business asset statement and VOM which supports the payment of $1231.73.  The expense is not included in qualifying DTI.

Qualifying income: $6124.92
Self employed: $5103.92 + Other income (rent on primary on tax returns- mixed use property) $1021.00= $6124.92
Qualifying Debt:
Total monthly obligations: $717.00+ Primary housing $915.00 + subject negative cash flow $160.42= $1792.42.
Total debt $1792.42/$6124.92.

Please see the attached Updated AUS,  rental income calculation for XXX;  XXX, the 2017 1120s tax return page 1 reflecting rents received in the amount of $2400.00,  2017 1040 Schedule E, Business assets statement and VOM.";
; 01/17/2020  - The back-end DTI of 38.58 (Total Income of 5894.92, Orig PITI of 1172.50, Monthly debt of 1101.67) exceeds the maximum allowable per AUS of 33.50; 01/16/2020  - Lender provided upated AUS, rental calculations, first page of business return, asset statement, VOM and insurance for XXX. ;
Missing proof of other income of $1500 and either tax returns or leases to validate rental income.

Borrower 1 has significant job time - Employer has 19.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 108178.05 are greater than the Guideline Minimum of 7034.98.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494867846	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/13/2020	01/13/2020 - Not required per AUS.; 01/13/2020 - Third Party Valuation Product Not Provided;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 47617.56 are greater than the Guideline Minimum of 19062.13.
XXX	FSMT 2020-1INV	494867544	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 17.08 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 339628.48 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494866417	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 17.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 189440.64 are greater than the Guideline Minimum of 110408.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494865197	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years
XXX	FSMT 2020-1INV	494864660	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is 3.60.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 17.30 years
XXX	FSMT 2020-1INV	494864035	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/4/2020	01/04/2020 - Borrower liabilities verified indicator is Missing. No information for "new mortgage" for property XXX was provided to determine DTI other than payment listed on1003. ;
01/08/2020  - 1/8 - Agree:  Documentation for the Mortgage liability XXX is required.  Please see the attached AUS, 1st payment Letter, CD, Tax Cert., Insurance and Note for the XXX transaction.  The borrower qualified with the entire payment.; 01/08/2020  - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - Borrower liabilities verified indicator is Present. Documenation of REO uploaded.
Borrower 1 has significant job time - Employer has 8.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 54401.00 are greater than the Guideline Minimum of 8259.00.

XXX	FSMT 2020-1INV	494864035	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/4/2020	01/04/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.; 01/04/2020 - Third Party Valuation Product Provided.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 8.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 54401.00 are greater than the Guideline Minimum of 8259.00.

XXX	FSMT 2020-1INV	494863866	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is 3.30.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 32.00 years ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of 31.97 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494863771	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Subject loan closed as a XXX loan. Missing XX in loan file.;		01/13/2020	01/13/2020 - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 82656.34 are greater than the Guideline Minimum of 12746.70.

XXX	FSMT 2020-1INV	494863771	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 82656.34 are greater than the Guideline Minimum of 12746.70.

XXX	FSMT 2020-1INV	494863193	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 187329.80 are greater than the Guideline Minimum of 18900.03.

XXX	FSMT 2020-1INV	494862511	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
XXX	FSMT 2020-1INV	494862398	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 13.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 20973.97 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494861632	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided			Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
XXX	FSMT 2020-1INV	494861074	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/3/2020
01/10/2020  - The back-end DTI of 36.77 (Total Income of 7024.84, Orig PITI of 1293.33, Monthly debt of 1289.67) is not greater than the maximum allowable per AUS of 40.00; 01/03/2020  - The back-end DTI of 80.22 (Total Income of 6919.89, Orig PITI of 1293.33, Monthly debt of 4258.00) exceeds the maximum allowable per AUS of 40.00;
																						01/21/2020
01/21/2020  - The back-end DTI of 38.32 (Total Income of 6741.00, Orig PITI of 1293.33, Monthly debt of 1289.67) is not greater than the maximum allowable per AUS of 40.00; 01/21/2020  - The back-end DTI of 41.82 (Total Income of 6818.00, Orig PITI of 1293.33, Monthly debt of 1557.67) exceeds the maximum allowable per AUS of 40.00; 01/21/2020  - The back-end DTI of 38.46 (Total Income of 6716.00, Orig PITI of 1293.33, Monthly debt of 1289.67) is not greater than the maximum allowable per AUS of 40.00

Borrower 1 has significant job time - Employer has 34.70 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 140024.49 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494860777	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Employer has 6.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years
XXX	FSMT 2020-1INV	494859912	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	1/3/2020	01/03/2020 - The borrower income verification does not match approval; 01/03/2020 - File is missing rental income verification for rental properties located at XXX and XXX. ;
01/08/2020  - "1/8 - Disagree:  REO documentation for XXX and XXX was located in the the file.  The property XXX is under the borrower's company XXX. 1120S.  $1.00 rental loss was used for qualifying.
The property XXX was qualified using -$1818.50 rent loss (used 75% of $6450.00 ($4837.50)- PITIA $6656.00).
XXX is free and clear.  Qualified with rent loss of $581.01 (Tax $2892.15/12=$241.01 + Insurance $672.83/12=$56.07+ HOA $108 monthly.)
Total Rental loss $2400.51.
Please see the attached documentation which supports the rental income used for qualifying."; 01/08/2020  - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
																						01/09/2020
01/09/2020  - Lender provided copies of income documentation for rental properties including lease, tax returns, mortgage statements and escrow expenses.; 01/09/2020  - The borrower income verification does match approval. Lender provided documentation for rental properties.

Borrower 1 has significant job time - Employer has 8.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 169465.91 are greater than the Guideline Minimum of 77701.30.

XXX	FSMT 2020-1INV	494859912	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 8.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 169465.91 are greater than the Guideline Minimum of 77701.30.

XXX	FSMT 2020-1INV	494859232	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 10.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 172602.45 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494858975	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 9.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 2759.61 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494857590	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower has more than 2 years at current residence - Borrower at current residence 30.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 30327.61 are greater than the Guideline Minimum of 24166.80.

XXX	FSMT 2020-1INV	494857590	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/3/2020	01/03/2020 - Borrower liabilities verified indicator is Missing;		01/05/2020
01/05/2020  - Borrower liabilities verified indicator is Present. Client provided copies of mortgage statements confirming escrow accounts on applicable properties and property details for properties not escrowed.; 01/03/2020  - Borrower liabilities verified indicator is Missing. ;
Missing evidence of some of the mortgage statements and or/taxes and insurance monthly amounts to determine if escrowed or not/full mortgage payments which could affect the DTI.

Borrower has more than 2 years at current residence - Borrower at current residence 30.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 30327.61 are greater than the Guideline Minimum of 24166.80.

XXX	FSMT 2020-1INV	494857590	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 30.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 30327.61 are greater than the Guideline Minimum of 24166.80.

XXX	FSMT 2020-1INV	494856485	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96375	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	1/11/2020
01/11/2020  - This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.;
																						01/14/2020
01/14/2020  - Lender provided PCCD with letter of explanation.; 01/14/2020  - This compliance test 'TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test' is no longer tested; 01/13/2020  - Appraisal Fee $500 on final CD in Section B listed as paid to the lender.
																										Borrower has more than 2 years at current residence - Borrower at current residence 6.50 years
XXX	FSMT 2020-1INV	494855938	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 15.06 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 73545.59 are greater than the Guideline Minimum of 6170.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494855819	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 20.60 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 142097.98 are greater than the Guideline Minimum of 75541.25.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494853944	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/5/2020	01/05/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years
XXX	FSMT 2020-1INV	494853815	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 2.75 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 12040.48 are greater than the Guideline Minimum of 3834.00.

XXX	FSMT 2020-1INV	494853655	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/1/2020	01/01/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 27.80 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 22984.44 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494853131	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 30.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 77840.09 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494852284	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 10.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 35423.00 are greater than the Guideline Minimum of 8694.00.

XXX	FSMT 2020-1INV	494852152	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/10/2020	01/10/2020 - The AUS is Missing. Subject loan qualified as a XXX loan. XX was not provided in file.;		01/14/2020	01/14/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 20.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85256.00 are greater than the Guideline Minimum of 11924.96.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494852152	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 20.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85256.00 are greater than the Guideline Minimum of 11924.96.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494851874	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2578	Housing history does not meet guidelines	1/10/2020	01/10/2020 - Housing history does not meet guidelines. Missing Mortgage history on XXX.;		01/22/2020	01/22/2020 - Housing delinquency meets guidelines. Client provided mortgage history.
Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 78322.03 are greater than the Guideline Minimum of 59977.36.

XXX	FSMT 2020-1INV	494850896	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Compliance	1226	Intent to Proceed is Missing	1/10/2020	01/10/2020 - The intent to proceed is Missing;		01/20/2020	01/20/2020 - The intent to proceed is received.			Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
XXX	FSMT 2020-1INV	494850896	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	924	Title Policy is Missing	1/10/2020	01/10/2020 - Title policy is Missing;		01/22/2020	01/22/2020 - Title policy is Present			Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
XXX	FSMT 2020-1INV	494850315	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 35069.44 are greater than the Guideline Minimum of 14282.63.
XXX	FSMT 2020-1INV	494850315	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is 3.00.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 35069.44 are greater than the Guideline Minimum of 14282.63.
XXX	FSMT 2020-1INV	494850117	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	870	HAZARD INSURANCE CERTIFICATE MISSING	1/11/2020
01/11/2020  - Missing copy of hazard insurance certificate.  Included payment for hazard insurance for subject property with the property taxes using payment amount from Initial Escrow Account Disclosure.  ;
																						01/14/2020	01/14/2020 - Received copy of hazard insurance certificate
Borrower 1 has significant job time - Employer has 5.30 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 65860.03 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494848407	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/19/2020	01/19/2020 - Third Party Valuation Product Not Provided and XXX is 2.90.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 41.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 10090.99 are greater than the Guideline Minimum of 7637.89.

XXX	FSMT 2020-1INV	494848165	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2460	Third Party Desk Review variance to appraised value exceeds 10%	1/23/2020	01/23/2020 - Third party Desk Review variance of -15.94 exceeds 10% maximum allowed.;		01/24/2020	01/24/2020 - BPO provided to support value within a 10% tolerance.
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 58724.85 are greater than the Guideline Minimum of 41503.71.

XXX	FSMT 2020-1INV	494848165	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	526	CoBorrower Employment Verification is Unavailable	1/6/2020	01/10/2020 - Neither a verbal or written VOE was provided for the Co-borrower; 01/06/2020 - CoBorrower employment verification is Unavailable;		01/22/2020	01/22/2020 - CoBorrower employment verification is Stated Level 3 Verified (as defined)
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 58724.85 are greater than the Guideline Minimum of 41503.71.

XXX	FSMT 2020-1INV	494848165	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is 5.00.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 58724.85 are greater than the Guideline Minimum of 41503.71.

XXX	FSMT 2020-1INV	494846658	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is 3.10.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 13.30 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 150511.60 are greater than the Guideline Minimum of 88693.31.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494845811	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
XXX	FSMT 2020-1INV	494845781	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is 4.20.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 9173.48 are greater than the Guideline Minimum of 3083.64.

XXX	FSMT 2020-1INV	494845764	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 15.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 20.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 279121.85 are greater than the Guideline Minimum of 3652.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494844988	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 19.00 years
XXX	FSMT 2020-1INV	494844073	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 27232.01 are greater than the Guideline Minimum of 6810.75.

XXX	FSMT 2020-1INV	494843712	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 550499.31 are greater than the Guideline Minimum of 679.34.

XXX	FSMT 2020-1INV	494843712	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/7/2020
01/07/2020  - The back-end DTI of 51.59 (Total Income of 6200.00, Orig PITI of 914.93, Monthly debt of 2283.67) exceeds the maximum allowable per AUS of 32.00. Audit DTI of 51.59% includes primary housing payment of $1891 whereas AUS in file only shows primary housing payment of $577.14. Credit report in file reflects mortgage payment of $1891 and there is no evidence in the file that the mortgage was paid off. ;
																						01/16/2020
01/16/2020  - The qualifying back-end DTI of 46.15 (Total Income of 6930.31, Orig PITI of 914.93, Monthly debt of 2283.67) is not greater than the maximum allowable per AUS of 47.00 The back-end DTI of 46.15 (Total Income of 6930.31, Orig PITI of 914.93, Monthly debt of 2283.67) is not greater than the maximum allowable per AUS of 47.00. Updated AUS using part time income uploaded.; 01/16/2020  - The back-end DTI of 46.15 (Total Income of 6930.31, Orig PITI of 914.93, Monthly debt of 2283.67) exceeds the maximum allowable per AUS of 32.00

Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 550499.31 are greater than the Guideline Minimum of 679.34.

XXX	FSMT 2020-1INV	494843712	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not match Approval	1/16/2020	01/16/2020 - The borrower employment verification does not match the approval. Verbal VOE is dated 10.1.19 and not within XX days of closing date of XXX.;		01/20/2020	01/20/2020 - The borrower employment verification does match the approval. Client provided VOE.
Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 550499.31 are greater than the Guideline Minimum of 679.34.

XXX	FSMT 2020-1INV	494843707	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 20.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 24823.95 are greater than the Guideline Minimum of 8420.62.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494843280	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Subject loan closed as a XXX. XX was not provided in file.;		01/13/2020	01/13/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 10.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 191619.90 are greater than the Guideline Minimum of 9875.19.

XXX	FSMT 2020-1INV	494843280	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 10.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 191619.90 are greater than the Guideline Minimum of 9875.19.

XXX	FSMT 2020-1INV	494843144	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/6/2020
01/06/2020  - Borrower liabilities verified indicator is Missing; 01/06/2020  - No evidence of the monthly taxes and hazard insurance or mortgage statement showing property at XXX was escrowed or not which could affect the DTI. ;
																						01/09/2020
01/09/2020  - Borrower liabilities verified indicator is Present. Client provided documentation payment included escrow account.; 01/09/2020  - Lender provided documentation that payment includes escrow account for XXX.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 60909.56 are greater than the Guideline Minimum of 4180.00.
XXX	FSMT 2020-1INV	494843051	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 6.10 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 104390.58 are greater than the Guideline Minimum of 13945.80.

XXX	FSMT 2020-1INV	494842846	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Loan submitted as XXX, but only AUS in file is for XX.;		01/13/2020	01/13/2020 - The AUS is received.			Borrower 1 has significant job time - Employer has 10.00 years on job
XXX	FSMT 2020-1INV	494842846	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is 4.10.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Employer has 10.00 years on job
XXX	FSMT 2020-1INV	494842128	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 8.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 106809.02 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494841273	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided;		01/24/2020	01/24/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 19.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 316040.72 are greater than the Guideline Minimum of 43124.47.

XXX	FSMT 2020-1INV	494841068	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is 4.00.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 5.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 83244.06 are greater than the Guideline Minimum of 9892.68.

XXX	FSMT 2020-1INV	494840812	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	1/6/2020
01/06/2020  - The borrower income verification does not match approval; 01/06/2020  - 2018 Tax returns pg 411 shows a property that was not disclosed on application pg 42/54 nor was it addressed as being sold anywhere in the file.;
																						01/14/2020	01/14/2020 - The borrower income verification does match approval. Client uploaded settlement statement confirming sale of property.
Borrower 1 has significant job time - Employer has 24.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 71115.44 are greater than the Guideline Minimum of 22431.24.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494840812	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is 2.90.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 24.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 71115.44 are greater than the Guideline Minimum of 22431.24.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494839834	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/10/2020	01/10/2020 - The back-end DTI of 47.36 (Total Income of 11664.34, Orig PITI of 1219.23, Monthly debt of 4305.00) exceeds the maximum allowable per AUS of 46.00;		01/14/2020
01/14/2020  - The qualifying back-end DTI of 47.36 (Total Income of 11664.34, Orig PITI of 1219.23, Monthly debt of 4305.00) is not greater than the maximum allowable per AUS of 47.36 The back-end DTI of 47.36 (Total Income of 11664.34, Orig PITI of 1219.23, Monthly debt of 4305.00) is not greater than the maximum allowable per AUS of 47.36. Updated AUS with approved DTI of 47% provided.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15576.60 are greater than the Guideline Minimum of 7464.00.
XXX	FSMT 2020-1INV	494839667	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 252578.92 are greater than the Guideline Minimum of 15103.40.

XXX	FSMT 2020-1INV	494838436	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 14291.82 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494838171	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 11.67 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 8.50 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494838160	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Compliance	1226	Intent to Proceed is Missing	1/9/2020	01/09/2020 - The intent to proceed is Missing;		01/16/2020	01/16/2020 - The intent to proceed is received.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 25865.12 are greater than the Guideline Minimum of 6140.88.
XXX	FSMT 2020-1INV	494838160	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 25865.12 are greater than the Guideline Minimum of 6140.88.
XXX	FSMT 2020-1INV	494838004	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is 2.90.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 40908.33 are greater than the Guideline Minimum of 11011.32.
XXX	FSMT 2020-1INV	494837984	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 62935.49 are greater than the Guideline Minimum of 21485.36.
XXX	FSMT 2020-1INV	494837410	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 44678.99 are greater than the Guideline Minimum of 1883.84.

XXX	FSMT 2020-1INV	494836731	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/11/2020
01/11/2020  - DTI of 40.69% exceeds AUS maximum of 30.02%. Variance is due to lender using previous mortgage payment for subject property instead of new PITI.; 01/11/2020  - The back-end DTI of 40.69 (Total Income of 3453.00, Orig PITI of 1677.12, Monthly debt of -272.12) exceeds the maximum allowable per AUS of 30.02;
																						01/14/2020
01/14/2020  - The qualifying back-end DTI of 40.69 (Total Income of 3453.00, Orig PITI of 1677.12, Monthly debt of -272.12) is not greater than the maximum allowable per AUS of 40.84 The back-end DTI of 40.69 (Total Income of 3453.00, Orig PITI of 1677.12, Monthly debt of -272.12) is not greater than the maximum allowable per AUS of 40.84. Revised AUS provided.

Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 17339.68 are greater than the Guideline Minimum of 10062.73.

XXX	FSMT 2020-1INV	494836507	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 6.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 47591.57 are greater than the Guideline Minimum of 5949.76.

XXX	FSMT 2020-1INV	494836349	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 16.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 2.80 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 31080.93 are greater than the Guideline Minimum of 25048.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494836332	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 29.70 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 75790.75 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494835868	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.; 01/02/2020 - Fraud report Not Applicable.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 22.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 34.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 48559.41 are greater than the Guideline Minimum of 9735.35.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494835868	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is 4.20.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 22.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 34.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 48559.41 are greater than the Guideline Minimum of 9735.35.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494835370	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Subject loan qualified as a XXX loan as per loan approval. XX missing from file.;		01/13/2020	01/13/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 13.50 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 55152.52 are greater than the Guideline Minimum of 10164.03.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494835370	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/5/2020	01/05/2020 - Third Party Valuation Product Not Provided and XXX is 3.30.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 13.50 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 55152.52 are greater than the Guideline Minimum of 10164.03.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494835102	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is 3.00.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 116402.64 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494835088	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	1/14/2020
01/14/2020  - Borrower liabilities verified indicator is Partial; 01/14/2020  - XX findings pg 141 Item # 3 identifies possible preforeclosure sale on credit report.  Credit report pg262 shows accounts in dispute and then closed. XX requires documentation to show either it is 4 yrs old or 2 yr waiting period under extenuating circumstances. No further docs were provided in the file.;
																						01/24/2020
01/24/2020  - Borrower liabilities verified indicator is Present; 01/24/2020  - Fraud report does not give timeline of preforeclosure activity. Exception remains for verification of dates of preforeclosure activity.; 01/24/2020  - 1/24 - See attached XXX reports with Notice of Sale on three properties. All of which the borrower still owns. There was no foreclosure or pre-foreclosure sale. The XX findings took into consideration the late payment activity when issuing the approval.;

Borrower has more than 2 years at current residence - Borrower at current residence 36.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 238938.57 are greater than the Guideline Minimum of 123526.06.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494834002	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not match Approval	1/6/2020	01/06/2020 - The borrower employment verification does not match the approval. Missing proof of existence of self employment as required by XX pg 238.;		01/13/2020	01/13/2020 - The borrower employment verification does match the approval. Third party verification of businesss provided.
Borrower 1 has significant job time - Employer has 16.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 53032.87 are greater than the Guideline Minimum of 25304.00.

XXX	FSMT 2020-1INV	494833851	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/9/2020
01/09/2020  - The back-end DTI of 53.56 (Total Income of 1898.77, Orig PITI of 1068.35, Monthly debt of -51.35) exceeds the maximum allowable per AUS of 49.16; 01/09/2020  - The back-end DTI of 53.56% (Total Income of 1898.77, Orig PITI of 1068.35, Monthly debt of -51.35) exceeds the maximum allowable per AUS of 49.16%. The rental amount per underwriter worksheet did not support rental income used on the AUS approval. ;
																						01/16/2020
01/16/2020  - Current lease provided documenting rental income of $2079.; 01/16/2020  - The back-end DTI of 48.81 (Total Income of 2185.87, Orig PITI of 1068.35, Monthly debt of -1.35) is not greater than the maximum allowable per AUS of 49.16
																										Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years
XXX	FSMT 2020-1INV	494833583	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/8/2020	01/08/2020 - The AUS is Missing. Based on loan approval, subject loan qualified as a XXX loan. Final XX was not provided in loan file.;		01/13/2020	01/13/2020 - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85000.00 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494833583	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85000.00 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494833088	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is 2.70.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 30.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 24.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 101564.25 are greater than the Guideline Minimum of 29674.40.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494832147	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/7/2020	01/07/2020 - The AUS is Missing. Subject loan qualified as a XXX eligible loan. XX not provided in file.;
01/10/2020  - 1/9 - Please see attached XX findings.  Although the loan product name includes XXX, the standard XXX 30 Year Fixed product does not require XX findings.  This loan was approved using XXX findings.; 01/10/2020  - Change status of 'AUS is Missing' from Active to Open Rebuttal.;
																						01/12/2020	01/12/2020 - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149422.00 are greater than the Guideline Minimum of 9484.76.

XXX	FSMT 2020-1INV	494832147	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided;		01/12/2020	01/12/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149422.00 are greater than the Guideline Minimum of 9484.76.

XXX	FSMT 2020-1INV	494831827	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/3/2020	01/03/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.			Borrower 1 has significant job time - Employer has 11.00 years on job
XXX	FSMT 2020-1INV	494831827	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/3/2020	01/03/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Employer has 11.00 years on job
XXX	FSMT 2020-1INV	494831667	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 8.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 509220.95 are greater than the Guideline Minimum of 74379.86.

XXX	FSMT 2020-1INV	494831616	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 6.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 6111.44 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494831536	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 21053.69 are greater than the Guideline Minimum of 2976.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494831536	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 21053.69 are greater than the Guideline Minimum of 2976.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494831344	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/7/2020
01/07/2020  - The AUS is Missing. Subject loan closed as a XXX eligible loan. XX in file dated 9/24/19 does not list accurate appraised value at the time of subject loan closing. It appears the final XX prior to closing is missing from the file.;

01/10/2020  - 1/9 - Please see attached XX findings.  Although the loan product name includes XXX, the standard XXX 30 Year Fixed product does not require XX findings.  This loan was approved using XXX findings and underwritten specifically to XXX guidelines since XX findings existed but were not used.; 01/10/2020  - Change status of 'AUS is Missing' from Active to Open Rebuttal.;
																						01/12/2020	01/12/2020 - The AUS is received.
XXX	FSMT 2020-1INV	494831344	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
XXX	FSMT 2020-1INV	494831018	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is 4.80.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 138089.13 are greater than the Guideline Minimum of 58670.85.
XXX	FSMT 2020-1INV	494831018	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not match Approval	1/8/2020	01/08/2020 - The coborrower employment verification does not match the approval. Missing Verification of employment for Borrower 2 and Borrower 3.;		01/22/2020	01/22/2020 - The coborrower employment verification does match the approval. VOE uploaded.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 138089.13 are greater than the Guideline Minimum of 58670.85.
XXX	FSMT 2020-1INV	494830684	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/5/2020	01/05/2020 - Third Party Valuation Product Not Provided and XXX is 3.00.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 7.50 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 25759.92 are greater than the Guideline Minimum of 15853.50.

XXX	FSMT 2020-1INV	494830376	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is 2.70.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 135783.92 are greater than the Guideline Minimum of 16736.59.

XXX	FSMT 2020-1INV	494829672	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 14.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494829639	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 227074.74 are greater than the Guideline Minimum of 21868.00.

XXX	FSMT 2020-1INV	494829548	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 14438.83 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494829461	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is 3.10.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 5.25 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 28894.02 are greater than the Guideline Minimum of 10234.24.

XXX	FSMT 2020-1INV	494829424	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/3/2020
01/03/2020  - Borrower liabilities verified indicator is Missing; 01/03/2020  - Borrower liabilities verified indicator is Missing. The homeowners insurance policies for all rental properties were not provided to determine the accuracy of the rental income cash flow analysis which could affect the qualifying DTI. ;

01/10/2020  - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.; 01/10/2020  - 1/9 - Disagree:  The REO documents were located in the loan file.  The 4 properties were free and clear.  Please see the attached Schedule E which shows that there is no mortgage interest.  Attached is evidence of Rental income calculations,  Taxes, Insurance and HOA dues.;
																						01/10/2020	01/10/2020 - Borrower liabilities verified indicator is Present. Property details uploaded including HOI showing properties have no lienholder, and HOA expenses.
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85832.85 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494829216	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	929	Security Instrument Indicator is Partial	1/8/2020	01/08/2020 - The security instrument indicator is Partial; 01/08/2020 - Missing complete copy of Deed of trust. Pg 1 of the deed is in file on pg 592.;		01/13/2020	01/13/2020 - The security instrument indicator is Present
Borrower 1 has significant job time - Employer has 11.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50292.08 are greater than the Guideline Minimum of 13574.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494829216	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 11.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50292.08 are greater than the Guideline Minimum of 13574.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494828699	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/8/2020
01/08/2020  - Borrower liabilities verified indicator is Missing. Two mortgages, XXXX for $1913 and XXX for $1600 are listed on the 1003 but not attached to any real estate  or offset with rental lease agreements. Additonally no payment information was included for either mortgage loan. ; 01/08/2020  - Borrower liabilities verified indicator is Missing;
																						01/14/2020	01/14/2020 - Borrower liabilities verified indicator is Present. Client provided documentation XXX paid and primary housing expense.
Borrower 1 has significant job time - Employer has 11.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50292.08 are greater than the Guideline Minimum of 8619.36.

XXX	FSMT 2020-1INV	494828699	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/4/2020
01/08/2020  - The back-end DTI of 60.16 (Total Income of 17283.05, Orig PITI of 2100.67, Monthly debt of 8296.46) exceeds the maximum allowable per AUS of 25.00. Two mortgages listed on the 1003, XXX for $1913 and XXX for $1600 were not included in the DTI or shown to be connected to any properties or offset with rental leases. ; 01/04/2020  - The back-end DTI of 60.16 (Total Income of 17283.05, Orig PITI of 2100.67, Monthly debt of 8296.46) exceeds the maximum allowable per AUS of 25.00;
																						01/14/2020
01/14/2020  - The qualifying back-end DTI of 25.45 (Total Income of 16345.00, Orig PITI of 2100.67, Monthly debt of 2058.91) is not greater than the maximum allowable per AUS of 25.44 The back-end DTI of 25.45 (Total Income of 16345.00, Orig PITI of 2100.67, Monthly debt of 2058.91) is not greater than the maximum allowable per AUS of 25.44. Client uploaded documentation of primary housing expense and proof of REO expenses.

Borrower 1 has significant job time - Employer has 11.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50292.08 are greater than the Guideline Minimum of 8619.36.

XXX	FSMT 2020-1INV	494828699	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 11.20 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50292.08 are greater than the Guideline Minimum of 8619.36.

XXX	FSMT 2020-1INV	494828406	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/7/2020	01/07/2020 - The AUS is Missing. Subject loan qualified as XXX eligilble. XX was not provided in loan file.;		01/12/2020	01/12/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 19.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 1402137.30 are greater than the Guideline Minimum of 13987.47.

XXX	FSMT 2020-1INV	494828406	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is 4.00.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 19.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 1402137.30 are greater than the Guideline Minimum of 13987.47.

XXX	FSMT 2020-1INV	494828212	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Per the loan approval loan closed as a XXX loan. XX was not provided in file.;		01/13/2020	01/13/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 23.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15141.08 are greater than the Guideline Minimum of 4132.78.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494828212	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 23.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15141.08 are greater than the Guideline Minimum of 4132.78.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827934	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 43574.00 are greater than the Guideline Minimum of 17401.12.
XXX	FSMT 2020-1INV	494827922	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is 3.40.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 14.33 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 9.58 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 224475.18 are greater than the Guideline Minimum of 35885.11.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827922	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/8/2020
01/08/2020  - The back-end DTI of 45.29 (Total Income of 11684.40, Orig PITI of 887.65, Monthly debt of 4404.23) exceeds the maximum allowable per AUS of 35.44; 01/08/2020  - Audit DTI of 45.29% includes negative rental income of $1532.17 where as AUS in file reflects negative rental income of $873.42. Audit and AUS both used -$1162.92 for XXX. but Audit and AUS differed on the other 4 investment properties for the following reasons.

(1) XXX: Audit used no gross rental income and used a total monthly payment of $744.30 to calculate a total negative monthly income of $744.30. Whereas the AUS used gross rental income of $1200 at a 75% vacancy factor and a total monthly payment of $553 for a total net rental income of $347. There was no lease in the file supporting the $1200 Gross rental income and the AUS did not include the monthly taxes and insurance payment of $347.
(2) XXX: Audit used gross rental income of $1250 at a 75% vacancy factor minus the total monthly payment of $796.42 to calculate a net rental income of $141.08. Whereas the AUS used the same gross rental income but only used the Principal and interest payment of $596 to calculate a net rental income of $341.50. The AUS did not include the monthly taxes and insurance payment of $200.42.
(3) XXX: Audit used gross rental income of $1300 at a 75% vacancy factor minus the total monthly payment of $828.83 to calculate a net rental income of $146.17. Whereas the AUS used the same gross rental income but only used the Principal and Interest payment of $562 to calculate a net rental income of $413. The AUS did not include the monthly taxes and insurance payment of $266.83.
(4) XXX: Audit used gross rental income of $1200 at a 75% vacancy factor minus the total monthly payment of $812.20 to calculate a net rental income of $87.80. Whereas the AUS did not use any gross rental income and just subtracted the monthly payment of $812 to calculate a negative rental income of $812. It appears the AUS credited the $1200/month rental income to the XXX property instead of the XXX. But there is only a lease in file for the XXX. ;
																						01/14/2020
01/14/2020  - Client submitted updated AUS with DTI approved at 41.67%; 01/14/2020  - The qualifying back-end DTI of 40.47 (Total Income of 11684.40, Orig PITI of 887.65, Monthly debt of 3841.17) is not greater than the maximum allowable per AUS of 41.67 The back-end DTI of 40.47 (Total Income of 11684.40, Orig PITI of 887.65, Monthly debt of 3841.17) is not greater than the maximum allowable per AUS of 41.67

Borrower 1 has significant job time - Employer has 14.33 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 9.58 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 224475.18 are greater than the Guideline Minimum of 35885.11.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827615	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	951	Condo Approval Indicator is Missing	1/5/2020	01/05/2020 - Condo approval indicator is Missing;
01/10/2020  - 1/9 - Per findings this is a limited review. See attached Project Eligibility Certification Form signed by the Underwriter.; 01/10/2020  - Change status of 'Condo Approval Indicator is Missing' from Active to Open Rebuttal.;
																						01/10/2020	01/10/2020 - Condo approval indicator is Present.
Borrower 1 has significant job time - Employer has 17.33 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 75722.13 are greater than the Guideline Minimum of 2462.71.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827615	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Subject loan qualified as a XXX loan. An XX was not provided in file.;	01/10/2020 - 1/9 - The loan was underwritten to XX findings. See attached XX findings.; 01/10/2020 - Change status of 'AUS is Missing' from Active to Open Rebuttal.;	01/10/2020	01/10/2020 - The AUS is received.
Borrower 1 has significant job time - Employer has 17.33 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 75722.13 are greater than the Guideline Minimum of 2462.71.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827615	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 17.33 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 75722.13 are greater than the Guideline Minimum of 2462.71.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494827462	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 28824.35 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494827108	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/4/2020	01/04/2020 - The back-end DTI of 43.11 (Total Income of 7477.33, Orig PITI of 1140.67, Monthly debt of 2083.08) exceeds the maximum allowable per AUS of 42.00;
01/08/2020  - 1/8 - Disagree. The paystubs in the file document $7500 in monthly base salary. According to the XXX, Section XXX, “The Seller is not required to obtain any additional documentation or evaluate the income or loss from the self-employment for each Borrower on the Mortgage who has a primary source of income, other than self-employment, used for qualifying for the Mortgage (e.g., salaried income from primary employment), and is self-employed and self-employment income is a secondary source of income.” Therefore, the self-employment loss need not be considered. In addition to the base salary, there is $161.31 in positive net cash flow on the subject property and net rental income of $533.17 for total income of $8194.48. The primary housing expense is $2997 and other liabilities are $195 for total debt of $3192.00. The resulting debt ratio is 38.95% which is less than the 42% approved by the AUS.; 01/08/2020  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The back-end DTI of 39.08 (Total Income of 8248.50, Orig PITI of 1140.67, Monthly debt of 2083.08) is not greater than the maximum allowable per AUS of 42.00			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 77119.51 are greater than the Guideline Minimum of 2914.00.
XXX	FSMT 2020-1INV	494827108	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 77119.51 are greater than the Guideline Minimum of 2914.00.
XXX	FSMT 2020-1INV	494826360	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not match Approval	1/11/2020	01/11/2020 - The coborrower employment verification does not match the approval. Employment verification for Borrower 2 is not completed.;		01/15/2020	01/15/2020 - The coborrower employment verification does match the approval. Completed WVOE provided.			Borrower 1 has significant job time - Employer has 6.90 years on job
XXX	FSMT 2020-1INV	494826360	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.			Borrower 1 has significant job time - Employer has 6.90 years on job
XXX	FSMT 2020-1INV	494826196	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 11.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 10876.75 are greater than the Guideline Minimum of 4663.06.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494826076	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	12/27/2019	12/27/2019 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 7.60 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 33461.25 are greater than the Guideline Minimum of 8977.14.

XXX	FSMT 2020-1INV	494826041	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	1/7/2020
01/07/2020  - Borrower liabilities verified indicator is Missing; 01/07/2020  - Borrower liabilities verified indicator is Missing. Missing proof of mortgage payment for XXX as listed on the 1003.

Missing proof of escrowed mortgage statements/or taxes and hazard insurance for all properties listed on Sch Reo.

No rental income sheets were provided to evidence use of rental income/cash flow properties at XXX and XXX.

No subject lease was provided per U/W note on the 1008 to support rental income figure used.
;
																					01/10/2020 - 1/9 - See attached documentation on all REO.; 01/10/2020 - Change status of 'Borrower Liabilities Verificiation Indicator is Missing' from Active to Open Rebuttal.;	01/10/2020	01/10/2020 - Borrower liabilities verified indicator is Present. All property rental information uploaded including taxes, insurance, mortgage statements and leases.
Borrower 1 has significant job time - Employer has 9.80 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 433179.29 are greater than the Guideline Minimum of 17518.82.

XXX	FSMT 2020-1INV	494825995	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/5/2020	01/05/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 4.20 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 421749.82 are greater than the Guideline Minimum of 95311.20.

XXX	FSMT 2020-1INV	494825809	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/17/2020	01/17/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years
XXX	FSMT 2020-1INV	494825805	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years
XXX	FSMT 2020-1INV	494824927	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
XXX	FSMT 2020-1INV	494824336	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 11045.88 are greater than the Guideline Minimum of 6816.27.
XXX	FSMT 2020-1INV	494824324	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/17/2020	01/17/2020 - Third Party Valuation Product Not Provided;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 14.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 10.10 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 1020428.63 are greater than the Guideline Minimum of 17063.60.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494824263	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/7/2020
01/07/2020  - The back-end DTI of 41.31 (Total Income of 2985.46, Orig PITI of 2169.53, Monthly debt of -936.19) exceeds the maximum allowable per AUS of 35.00; 01/07/2020  - XX in file dated 10/10/19 reflects max DTI of 35%. Audit DTI of 41.31% exceeds max DTI of 35%. There is a XX in file dated 10/23/19 reflecting a max DTI of 44.14% which matches the 1008 in file. However, data tape reflects the loan is XXX, not XXX. ;
																					01/08/2020 - 1/8 - XX findings with an Accept recommendation at 44% DTI have been uploaded.; 01/08/2020 - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.;	01/09/2020
01/09/2020  - The qualifying back-end DTI of 41.31 (Total Income of 2985.46, Orig PITI of 2169.53, Monthly debt of -936.19) is not greater than the maximum allowable per AUS of 44.00 The back-end DTI of 41.31 (Total Income of 2985.46, Orig PITI of 2169.53, Monthly debt of -936.19) is not greater than the maximum allowable per AUS of 44.00. Lender provided updated AUS with 44% DTI.

Borrower 1 has significant job time - Employer has 15.80 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 47002.14 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494824263	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 15.80 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 47002.14 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494824058	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1427	LTV Exceeds AUS Maximum Allowable	1/9/2020	01/09/2020 - The original LTV of 69.87 exceeds the maximum allowable per AUS of 68.00. XX in file dated 10/25/19 listed with incorrect loan amount.;		01/13/2020	01/13/2020 - The original LTV of 69.87 is not greater than the maximum allowable per AUS of 70.00. Lender uploaded updated AUS.
Borrower 1 has significant job time - Employer has 16.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 1491931.63 are greater than the Guideline Minimum of 27493.36.

XXX	FSMT 2020-1INV	494824058	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1428	CLTV Exceeds the AUS Maximum Allowable	1/9/2020	01/09/2020 - The original CLTV of 69.87 exceeds maximum allowable per AUS of 68.00. XX in file dated 10/25/19 listed with incorrect loan amount.;		01/13/2020	01/13/2020 - The original CLTV of 69.87 is not greater than the maximum allowable per AUS of 70.00
Borrower 1 has significant job time - Employer has 16.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 1491931.63 are greater than the Guideline Minimum of 27493.36.

XXX	FSMT 2020-1INV	494823588	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1126	Borrower Asset Verification is Missing	1/7/2020	01/07/2020 - No assets were included in the file for review to verify against AUS submitted assets of $341,935.08 as listed on approval. ; 01/07/2020 - The borrower asset verification is Missing;
01/08/2020  - 1/8 - Disagree. Attached bank statement from the file for borrower’s XXX Savings Account ending in #XXX supports AUS submitted assets of $341,935.08. Balance on 9/30/2019 statement was $344,435.08 minus $2,500 EMD that cleared the account after the date of the bank statement, resulting in available/submitted assets of $341,935.08.; 01/08/2020  - Change status of 'Borrower Asset Verification is Missing' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The borrower asset verification is Level 3 – Stated/partially verified. Bank statements provided;
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 274063.05 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494823588	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	1/7/2020	01/07/2020 - The liquid reserves of -70372.03 are less than the minimum required per AUS of 0.00. Assets were not included in the loan file.;
01/08/2020  - 1/8 - Disagree. Borrower has $271,563.05 available for reserves after closing. Attached bank statement from the file for borrower’s XXX Savings account ending in #XXX shows verified (liquid) assets of $344,435.08 as of 9/30/2019. After subtracting $70,372.03 required at closing per the Closing Disclosure and $2,500 EMD that cleared account after the date of the bank statement, borrower had $271,563.05 available for reserves.; 01/08/2020  - Change status of 'Liquid Reserves (Dollar Amount) are less than AUS Minimum Required' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The liquid reserves of 274063.05 are greater than or equal to the AUS minimum required of 0.00.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 274063.05 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494823588	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2095	Insufficient cash to close.	1/7/2020	01/07/2020 - Cash to close in the amount of 70372.03 is greater than the available asset amount of 0.00. Assets were not included in the loan file. ;
01/08/2020  - 1/8 - Disagree. Attached bank statement from the file for borrower’s XXX Savings Account ending in #XXX verifies available assets of $344,435.08 as of 9/30/2019. The amount of verified assets was more than sufficient to cover assets required at closing of $70,372.03 and EMD of $2,500, leaving borrower with $271,563.05 remaining for reserves.; 01/08/2020  - Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - Sufficient cash to close is documented.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 274063.05 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494823588	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/7/2020	01/07/2020 - The back-end DTI of 43.48 (Total Income of 36350.27, Orig PITI of 1345.96, Monthly debt of 14460.28) exceeds the maximum allowable per AUS of 41.00;
01/08/2020  - 1/8 - Disagree. Monthly debts total $14,716.68 and includes the subject negative cash flow of subject property. Total debts of $14,716.68 derived from borrower’s primary housing payment of $2,651, plus subject negative cash flow of $1,345.95, plus combined PITIA payments totaling $9,370.24 for the five other REO properties, plus XXX auto loan payment of $1,028.49, and credit report debts of $321. DTI ratio does not exceed 41%.; 01/08/2020  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The back-end DTI of 39.82 (Total Income of 36350.27, Orig PITI of 1345.96, Monthly debt of 13129.00) is not greater than the maximum allowable per AUS of 41.00
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 274063.05 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494823452	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1262	CoBorrower Income Verification does not match Approval	1/3/2020
01/03/2020  - The coborrower income verification does not match approval; 01/03/2020  - WVOE in file for co-borrower states that the co-borrower was recently promoted to a full time XXX, however, new salary information was not provided.;

01/08/2020  - 1/8 - The file contains the attached WVOE dated 10/24/19 reflecting the co-borrower's salary for her new position.; 01/08/2020  - Change status of 'CoBorrower Income Verification does not match Approval' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The coborrower income verification does match approval. WVOE states new salary.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 118163.40 are greater than the Guideline Minimum of 67760.37.
XXX	FSMT 2020-1INV	494823364	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 68311.47 are greater than the Guideline Minimum of 4625.34.

XXX	FSMT 2020-1INV	494823237	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2075	Title Issues Present	1/7/2020	01/07/2020 - The following issues were noted: CHILD SUPPORT JUDGEMENT AND NOTICE OF LIS PENDENCE. Title commitment states unable to determine if borrower is the same as defendent.;		01/14/2020
01/14/2020  - Client provided letter from title agency stating child support being removed and proof of lien payment.; 01/14/2020  - "1/13 - Regarding the child support, please see attached letter deleting exception #7, the child support along with pages of title to show item 7 was the child support.  I called XXX to ask the basis on which they had deleted the exception and the title officer XXX stated that they had eventually determined that it was not our borrower.
Regarding item 6, the notice of pendency, it was paid off at close.  Please see attached letter from the XXX giving payoff amount of $499.66 which was paid to the city of XXX on line H1 of the CD.";
; 01/14/2020  - Client provided letter from title agency stating they are removing.

Borrower has more than 2 years at current residence - Borrower at current residence 40.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 77101.05 are greater than the Guideline Minimum of 10038.94.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494823237	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is 3.60.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 40.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 77101.05 are greater than the Guideline Minimum of 10038.94.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494822351	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	1/10/2020
01/10/2020  - The borrower income verification does not match approval; 01/10/2020  - Missing lease agreements totalling $1050/mo. for rental property XXX. There is one lease in the file for this property but is dated 1/20/17 and is only for $400.
Additionally, the file is missing the Hazard Insurance verification for property XXX. There is a copy of the Hazard Insurance for this property in the file, but it is cut off and the yearly premium cannot be read. ;
																						01/23/2020
01/23/2020  - The borrower income verification does match approval. Updated leases provided ; 01/23/2020  - The leases provided are from previous property owner and are expired. Need current lease to document rental income.; 01/23/2020  - 1/22/20: The file contains the attached Closing Statement for the borrower's purchase of XXX on 6/14/19. It contains a $300 credit for the security deposits which match the $150 security deposit listed on each lease and rent prorations of $213.28 which are consistent with a $400/month rent amount. It is clear that the 2017 leases were extended and support the net cash flow used to qualify.;
; 01/16/2020  - The leases for the properties XXX are from 2017. Need current leases. Legible copies of insurance provided. Exception remains for current leases documenting income.; 01/16/2020  - 1/15 - The file contains the attached two lease agreements for XXX; each indicates $400 in monthly rent for a total of $800. The correct net cash flow is a positive $354.12/month ($800 x 75% = $600 - $84.58 insurance - $161.30 taxes). The change increases the debt ratio from 47.25% to 48.06% which did not affect the AUS approval. The updated AUS is attached. The file contains the attached XXX mortgage statement for XXXX showing the payment includes escrows as well as the insurance policy with a legible annual premium of $1624.46.;

Borrower has more than 2 years at current residence - Borrower at current residence 33.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 20325.20 are greater than the Guideline Minimum of 6926.00.

XXX	FSMT 2020-1INV	494822120	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 9.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 29468.09 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494822120	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 9.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 29468.09 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494821720	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 2.09 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 76983.60 are greater than the Guideline Minimum of 72644.56.

XXX	FSMT 2020-1INV	494821274	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is 4.20.;		01/29/2020	01/29/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 82267.91 are greater than the Guideline Minimum of 11361.17.
XXX	FSMT 2020-1INV	494821048	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96378	TRID Post-Consummation Reason for Redisclosure Validation Test	12/31/2019
12/31/2019  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						01/24/2020
01/24/2020  - This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested; 01/23/2020  - Client provided change of circumstance for the PCCD lowering the fees.
																										Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years
XXX	FSMT 2020-1INV	494820176	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/19/2020	01/19/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 13.67 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494820149	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 13.50 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 133555.70 are greater than the Guideline Minimum of 5987.68.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494820149	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/2/2020
01/02/2020  - Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.; 01/02/2020  - The back-end DTI of 23.75 (Total Income of 8066.47, Orig PITI of 2892.44, Monthly debt of -976.48) exceeds the maximum allowable per AUS of 21.00;

01/04/2020  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.; 01/04/2020  - 1/3 - See attached revised XX findings with approval at 22/25%, revised rental income worksheets and self-employment worksheet.;
																						01/05/2020	01/05/2020 - The back-end DTI of 23.75 (Total Income of 8066.47, Orig PITI of 2892.44, Monthly debt of -976.48) is not greater than the maximum allowable per AUS of 25.00
Borrower 1 has significant job time - Employer has 13.50 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 133555.70 are greater than the Guideline Minimum of 5987.68.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494820149	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 13.50 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 133555.70 are greater than the Guideline Minimum of 5987.68.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494820096	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/7/2020	01/07/2020 - The AUS is Missing. Subject loan qualified as XXX eligible. Approved XX is missing from the loan file.;	01/08/2020 - 1/8 - The loan was underwritten to XX findings. See attached final submission #8.; 01/08/2020 - Change status of 'AUS is Missing' from Active to Open Rebuttal.;	01/09/2020	01/09/2020 - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 24368.00 are greater than the Guideline Minimum of 14277.08.

XXX	FSMT 2020-1INV	494820096	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/1/2020	01/01/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 24368.00 are greater than the Guideline Minimum of 14277.08.

XXX	FSMT 2020-1INV	494819827	XXX	XX	Waived	B	B	B	B	B	B	B	B	B	B	Compliance	-96449	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	1/22/2020
01/22/2020  - This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.;

01/24/2020  - Acknowledged as B grade.; 01/24/2020  - Change status of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; 01/22/2020  - Post Consummation Cure provided within 60 days of TPR discovery. Exception noted as a EV2-B finding.; 01/22/2020  - Change severity of 'Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test' from Material to Non-Material.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	-96368	Consummation or Reimbursement Date Validation Test	1/12/2020
01/12/2020  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;

01/22/2020  - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; 01/22/2020  - Post closing CD, letter of explanation and proof of reimbursement provided.; 01/22/2020  - Change status of 'Consummation or Reimbursement Date Validation Test' from Cleared to Cured Post Close.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	-96366	Charges That Cannot Increase Test	1/13/2020
01/13/2020  - This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $77.40.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;

01/22/2020  - Post closing CD, letter of exlanation and proof of reimbursement provided.; 01/22/2020  - Change status of 'Charges That Cannot Increase Test' from Cleared to Cured Post Close.; 01/15/2020  - Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; 01/15/2020  - 1/13 - Disagree- There is a COC  on XXX for the increase in transfer tax from $410 to $482.40. The additional $5 violation was cured on the Final Closing Disclosure dated XXX,, See COC History, Loan Summary and Final Closing Disclosure  attached. However, the increase was not redisclosed until XXX.;

01/22/2020  - This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; 01/15/2020  - This loan failed the changed circumstances date test.;
The revised closing disclosure delivery date of XXX is later than the third business day after the creditor receives information sufficient to establish that a changed circumstance occurred on XXX.; 01/12/2020  - Transfer Tax increased from $410 to $487.40 from XXX to XXX CD without a valid COC.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	-96365	Charges That In Total Cannot Increase More Than 10% Test	1/13/2020
01/13/2020  - This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,142.00) exceed the comparable charges ($996.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).;

01/22/2020  - Post closing CD, letter of explanation and proof of reimbursement to borrower provided.; 01/22/2020  - Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Cleared to Cured Post Close.; 01/15/2020  - 1/13 - Disagree – The 10% test is an aggregate of all title  and recording fees.  Title fees are allowed to be added/removed and increased/decreased as long as the 10% limit has not been exceeded.  The “recording” fee was increased, however the aggregate of all the title fees did not exceed the 10% limit.&#x0D;
However, origianal fees disclosed total was $996, and final Fees disclosed was $1142, a variance of 14.659%.; 01/15/2020  - Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Active to Open Rebuttal.;

01/22/2020  - This loan passed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,064.60) do not exceed the comparable charges ($1,063.10) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; 01/15/2020  - This loan failed the changed circumstances date test.;
The revised closing disclosure delivery date of XXX is later than the third business day after the creditor receives information sufficient to establish that a changed circumstance occurred on XXX. Additionally, increase of title insurance was disclosed as a COC, increase of recording fee and title exam was not listed on COC.; 01/12/2020  - Recording Fee increased from $46 to $92 from XXX to XXX CD without a valid COC.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cured Post Close	C	B	C	B	C	B	C	B	C	B	Compliance	-96362	Reimbursement Amount Test	1/13/2020
01/13/2020  - This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $123.80.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.;

01/22/2020  - Post closing CD provided with letter of explanatiion and proof of reimbursement provided.; 01/22/2020  - Change status of 'Reimbursement Amount Test' from Cleared to Cured Post Close.; 01/15/2020  - 1/13 - Disagree- All tolerance violations on the loan have been cured. The $5 cure required for the transfer tax was disclosed on the final Closing Disclosure at closing.. Please review the COC history for the change in the Title Insurance premium and transfer tax. The 10% test is an aggregate of all title fees.  Title fees are allowed to be added/removed and increased/decreased as long as the 10% limit has not been exceeded. However, the COC for the transfer tax was not redisclosed within 3 days and the 10% tolerance for the variance in title fees and recording fees is valid.; 01/15/2020  - Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;

01/22/2020  - This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $123.80, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is 4.20.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96455	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	1/14/2020
01/14/2020  - This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 ,  12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...If, however, there are less than four business days between the time the revised version of the disclosures is required to be provided pursuant to §1026.19(e)(4)(i) and consummation, creditors comply with the requirements of §1026.19(e)(4) if the revised disclosures are reflected in the disclosures required by §1026.19(f)(1)(i).;
																						01/22/2020
01/22/2020  - This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested; 01/14/2020  - This loan failed the revised closing disclosure delivery date and changed circumstances date test. ;
The revised closing disclosure delivery date is :;
Later than the third business day. Change of circumstance dated 11.1.19 but not redisclosed until 11.XX.19.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494819827	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96361	Reimbursement Date Test	1/22/2020
01/22/2020  - This loan failed the reimbursement date test.  (12 CFR §1026.19(f)(2)(v))The reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation.;
																						01/22/2020
01/22/2020  - This loan passed the reimbursement date test.  (12 CFR §1026.19(f)(2)(v))The reimbursement date is not more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation.

Borrower 1 has significant job time - Employer has 18.19 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 149788.00 are greater than the Guideline Minimum of 29817.30.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494818965	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 70324.90 are greater than the Guideline Minimum of 4618.96.

XXX	FSMT 2020-1INV	494818678	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 17810.69 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494818321	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 49491.61 are greater than the Guideline Minimum of 2511.04.
XXX	FSMT 2020-1INV	494818321	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96458	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	1/9/2020
01/09/2020  - This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation.;
																						01/22/2020
01/22/2020  - The revised closing disclosure delivery date test (waiting period required) does not apply to this loan. ( 12 CFR §1026.19(f)(1)(iv) )If the consumer determines that the extension of credit is needed to meet a bona fide personal financial emergency, the consumer may modify or waive the three-business-day waiting period for the revised closing disclosure. The loan has marked the "Waiver Box - Revised Closing Disclosure 3-Day Waiting Period" checkbox indicating that the consumer has modified or waived the three-business-day waiting period, after receiving the revised closing disclosure. By checking the checkbox, the user certifies that the other requirements to waive or modify the waiting period have been met.PLEASE NOTE: Regulation Z requires that to modify or waive the waiting period, the consumer shall give the creditor a dated written statement that describes the emergency, specifically modifies or waives the waiting period, and bears the signature of all the consumers who are primarily liable on the legal obligation. Printed forms for this purpose are prohibited.; 01/22/2020  - Updated receipt date on initial closing disclosure.; 01/22/2020  - Updated receipt date on closing disclosure; 01/22/2020  - 1/21 - Disagree, the borrower received the revised CD on XXX and the earliest date the closing could occur was on XXX.  This loan met the 3 day waiting period requirement prior to closing.;
; 01/17/2020  - The required 3 business day waiting period not given as initial CD delivered XXX and consummation date is XXX.; 01/17/2020  - 1/16 - Disagree, the CD in question is to document another transaction, not for the subject property.;
; 01/13/2020  - Revised closing disclosure provided in person on XXX (day of consummation).
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 49491.61 are greater than the Guideline Minimum of 2511.04.
XXX	FSMT 2020-1INV	494817776	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 27.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 3.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 198193.00 are greater than the Guideline Minimum of 0.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494817511	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 18.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 37039.84 are greater than the Guideline Minimum of 4151.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494817511	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/9/2020
01/09/2020  - The back-end DTI of 24.32 (Total Income of 39958.33, Orig PITI of 1446.42, Monthly debt of 8272.62) exceeds the maximum allowable per AUS of 23.00; 01/09/2020  - Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.;
																						01/23/2020
01/23/2020  - The qualifying back-end DTI of 24.96 (Total Income of 39958.33, Orig PITI of 1446.42, Monthly debt of 8526.32) is not greater than the maximum allowable per AUS of 24.95 The back-end DTI of 24.96 (Total Income of 39958.33, Orig PITI of 1446.42, Monthly debt of 8526.32) is not greater than the maximum allowable per AUS of 24.95. Client provided documentation of HELOC payment and updated AUS of 24.95; 01/22/2020  - The total PITI for the primary is $2781.49 including the second lien and escrows. When the other escrow expenses added to the other properties, DTI increased to 25.98% which exceeds updated AUS of 24%.; 01/22/2020  - 1/21/20: Loans for the three REO properties and primary residence were not escrowed, however, documentation was in the file and is also attached that verified the amounts for taxes and insurance on each of the properties. AUS findings in the file did include tax and insurance payments on the REO properties, although the total PITIA payments on all properties was not accurately reflected. As the increase to the DTI ratio is less than 1.4% and reflected as only a one percent difference based on XX rounding, resubmission of the loan through XXX is not a requirement of XXX/XXX due to the variance being within tolerance. However, AUS has been updated to accurately reflect the data with loan retaining Accept/Eligible response. See attached documentation that supports the primary residence payment of $2,430.83 and total PITIA payments of $2,589.79 on the other three REO properties. Non-material based on the minimal variance to the DTI ratio.;
; 01/16/2020  - Provide documentation that loans for XXX, XXX, and XXX are escrowed or document amounts for taxes and insurance. Provide documentation of the amounts of taxes and insurance for primary residence XXX, as mortgage statements show not escrowed and not included in qualifying payment. No escrow expenses on any of the properties was used in qualifying payment so any expenses will require an updated AUS with new DTI.; 01/16/2020  - The back-end DTI of 24.96 (Total Income of 39958.33, Orig PITI of 1446.42, Monthly debt of 8526.32) exceeds the maximum allowable per AUS of 23.00

Borrower 1 has significant job time - Employer has 18.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 18.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 37039.84 are greater than the Guideline Minimum of 4151.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494817116	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/7/2020	01/07/2020 - Third Party Valuation Product Provided.; 01/07/2020 - Third Party Valuation Product Not Provided and XXX is 4.40.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 19.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50343.58 are greater than the Guideline Minimum of 14910.73.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494817042	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/04/2020	01/04/2020 - Fraud report Present.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15599.01 are greater than the Guideline Minimum of 8289.33.
XXX	FSMT 2020-1INV	494817042	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/2/2020
01/02/2020  - The back-end DTI of 35.43 (Total Income of 11162.99, Orig PITI of 1331.56, Monthly debt of 2623.00) exceeds the maximum allowable per AUS of 30.48. AUS does not include primary housing expense of $1433;

01/04/2020  - 1/3 - The borrower was living rent-free at XXX at time of application. The mortgage with XXX was paid off with the sale of XXX on XXX. Therefore the $1433/month payment was no longer applicable. See attached application, settlement statement and credit supplement.; 01/04/2020  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Open Rebuttal.;
																						01/05/2020
01/05/2020  - Lender provided credit supplement showing mortgage with XXX and XXX paid. Also an updated payment amount for XXX. ; 01/05/2020  - The back-end DTI of 30.10 (Total Income of 11162.99, Orig PITI of 1331.56, Monthly debt of 2029.00) is not greater than the maximum allowable per AUS of 30.48
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15599.01 are greater than the Guideline Minimum of 8289.33.
XXX	FSMT 2020-1INV	494817031	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 5.70 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 880334.82 are greater than the Guideline Minimum of 307090.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494817031	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/2/2020	01/02/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 12.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 5.70 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 880334.82 are greater than the Guideline Minimum of 307090.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494816341	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/14/2020	01/14/2020 - Not required per AUS.; 01/14/2020 - Third Party Valuation Product Not Provided;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 163798.49 are greater than the Guideline Minimum of 59546.60.

XXX	FSMT 2020-1INV	494815396	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 2.40 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 388929.09 are greater than the Guideline Minimum of 51493.00.

XXX	FSMT 2020-1INV	494815017	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/20/2020	01/20/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 12.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494814824	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	924	Title Policy is Missing	1/8/2020	01/08/2020 - Title policy is Missing;		01/13/2020	01/13/2020 - Title policy is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50447.19 are greater than the Guideline Minimum of 14265.74.
XXX	FSMT 2020-1INV	494814824	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/9/2020	01/09/2020 - The AUS is Missing. Loan qualified as a XXX. XX was not provided in file.;		01/13/2020	01/13/2020 - The AUS is received.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50447.19 are greater than the Guideline Minimum of 14265.74.
XXX	FSMT 2020-1INV	494814824	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 50447.19 are greater than the Guideline Minimum of 14265.74.
XXX	FSMT 2020-1INV	494814766	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 118896.01 are greater than the Guideline Minimum of 41689.24.

XXX	FSMT 2020-1INV	494813821	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1061	Borrower Employment Verification Level is missing	1/14/2020	01/14/2020 - Missing third party verification of five businesses owned by the borrower and listed on the Final 1003 pg 59.;		01/22/2020	01/22/2020 - The borrower employment verification level is Level 3 - Verified-direct independent verif w/3rd party; 01/17/2020 - The borrower employment verification level is Missing
Borrower 1 has significant job time - Employer has 6.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 6.20 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 455957.22 are greater than the Guideline Minimum of 8328.00.

XXX	FSMT 2020-1INV	494813765	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	1/17/2020	01/17/2020 - The borrower income verification does not match approval. Missing leases for XXX property, XXX property, XXX, XXX, XXX, XXX and XXX property. Qualified with rent amounts on REO page.;		01/22/2020	01/22/2020 - The borrower income verification does match approval. Updated leases on all properties uploaded.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 22154.26 are greater than the Guideline Minimum of 9404.00.
XXX	FSMT 2020-1INV	494813756	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 23.08 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 147853.70 are greater than the Guideline Minimum of 97893.41.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494812873	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/14/2020	01/14/2020 - Third Party Valuation Product Provided.; 01/14/2020 - Third Party Valuation Product Not Provided and XXX is 2.60.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 8.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 237223.49 are greater than the Guideline Minimum of 54402.96.

XXX	FSMT 2020-1INV	494812528	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/24/2020	01/24/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 25.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 60209.96 are greater than the Guideline Minimum of 47696.00.

XXX	FSMT 2020-1INV	494812139	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 25.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 13477.00 are greater than the Guideline Minimum of 9142.28.

XXX	FSMT 2020-1INV	494811313	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 12841.58 are greater than the Guideline Minimum of 0.00.
XXX	FSMT 2020-1INV	494811237	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 29.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 20.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 161007.17 are greater than the Guideline Minimum of 75273.67.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494810760	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 5.40 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 279414.76 are greater than the Guideline Minimum of 173128.17.

XXX	FSMT 2020-1INV	494810366	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 15.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.80 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 225835.57 are greater than the Guideline Minimum of 6866.72.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494809292	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided;		01/16/2020	01/16/2020 - Third Party Valuation Product Provided
Borrower 1 has significant job time - Employer has 9.90 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 192956.66 are greater than the Guideline Minimum of 36363.00.

XXX	FSMT 2020-1INV	494809194	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	1247	AUS is Missing	1/7/2020	01/07/2020 - The AUS is Missing. AUS provided in file is dated XXX which is after the subject loan closing. Approved/Eligible AUS required prior to closing date of XXX.;	01/08/2020 - 1/8 - The XX findings reflect the "first submission date" as XXX. The loan did not close until XXX.; 01/08/2020 - Change status of 'AUS is Missing' from Active to Open Rebuttal.;	01/09/2020	01/09/2020 - The AUS is received.
Borrower has more than 2 years at current residence - Borrower at current residence 16.20 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 529474.24 are greater than the Guideline Minimum of 25270.94.

XXX	FSMT 2020-1INV	494809194	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/3/2020	01/03/2020 - Third Party Valuation Product Not Provided and XXX is 3.40.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 16.20 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 529474.24 are greater than the Guideline Minimum of 25270.94.

XXX	FSMT 2020-1INV	494808567	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 85730.03 are greater than the Guideline Minimum of 9006.00.

XXX	FSMT 2020-1INV	494808381	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/11/2020	01/11/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 134164.04 are greater than the Guideline Minimum of 5648.00.

XXX	FSMT 2020-1INV	494807715	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	1/10/2020
01/11/2020  - Variance of 25.53% due to Lender including monthly rental income for subject property of $1,702.67.  Enclosed Lease Agreement in file for Subject reflects total monthly rental income of $1,900 (grossed down 75% per guidelines) = $1,425 minus subject PITI resulting in negative rent of $499.61 as entered.  ; 01/10/2020  - The back-end DTI of 61.84 (Total Income of 4059.15, Orig PITI of 1921.60, Monthly debt of 588.62) exceeds the maximum allowable per AUS of 36.31;
																						01/20/2020
01/20/2020  - Client provided receipts from lender showing third party made the last 15 payments.; 01/20/2020  - The back-end DTI of 35.44 (Total Income of 4059.15, Orig PITI of 1921.60, Monthly debt of -482.99) is not greater than the maximum allowable per AUS of 36.31; 01/16/2020  - DTI variance due to lener not including auto loan payment of $597, not the rental calculation. Provide documentation to show why payment can be excluded or updated AUS with payment included.; 01/16/2020  - 1/15 - Disagree. The XXX guidelines state a lease is used only if the rental property does not appear on the most recent tax return. The subject property is listed on the 2018 Schedule E in the file. The attached Rental Income Worksheet reflects $1702.67 in gross monthly rental income. The subject PITIA payment is $1921.64; therefore, the net rental loss is $218.97, not $499.61 as cited. The total liabilities are $1577.59 ($961.62 primary residence PITIA + $218.97 subject net rental loss + $397 regular liabilities). The revised debt ratio is 38.87% which is within the 3% allowable tolerance of the 36.31% approved on the AUS findings; resubmission is not required.;
; 01/15/2020  - Client provided rental calculations for subject property. However, AUS provided does not include vehicle loan payment of $572.; 01/15/2020  - The back-end DTI of 49.53 (Total Income of 4059.15, Orig PITI of 1921.60, Monthly debt of 89.01) exceeds the maximum allowable per AUS of 36.31

Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 15438.26 are greater than the Guideline Minimum of 11529.86.

XXX	FSMT 2020-1INV	494807400	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/2/2020	01/02/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 6.10 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 4.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 28527.00 are greater than the Guideline Minimum of 5066.00.

XXX	FSMT 2020-1INV	494807123	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/13/2020	01/13/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 17.90 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 72361.13 are greater than the Guideline Minimum of 7921.90.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494806893	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/14/2020	01/14/2020 - Third Party Valuation Product Not Provided and XXX is 2.60.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 107139.00 are greater than the Guideline Minimum of 11385.26.
XXX	FSMT 2020-1INV	494806867	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/12/2020	01/12/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 25.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 19.80 years ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494806799	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/9/2020	01/09/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/14/2020	01/14/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 572156.00 are greater than the Guideline Minimum of 0.00.
XXX	FSMT 2020-1INV	494806000	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	Fraud Report Missing	1/3/2020	01/03/2020 - Fraud report Missing.;		01/06/2020	01/06/2020 - Fraud report Present.
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 35302.27 are greater than the Guideline Minimum of 8240.00.

XXX	FSMT 2020-1INV	494806000	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/3/2020	01/03/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/13/2020	01/13/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 35302.27 are greater than the Guideline Minimum of 8240.00.

XXX	FSMT 2020-1INV	494805172	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/8/2020	01/08/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/15/2020	01/15/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 17.00 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 11.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 42580.26 are greater than the Guideline Minimum of 12116.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494805066	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	2213	Third Party Valuation Product Not Provided	1/3/2020	01/03/2020 - Third Party Valuation Product Not Provided;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 160878.50 are greater than the Guideline Minimum of 28419.27.

XXX	FSMT 2020-1INV	494804430	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/6/2020	01/06/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 7.00 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 38692.99 are greater than the Guideline Minimum of 0.00.

XXX	FSMT 2020-1INV	494804330	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/14/2020	01/14/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.; 01/14/2020 - No third party valuation was in file;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 69722.45 are greater than the Guideline Minimum of 0.00.
XXX	FSMT 2020-1INV	494801737	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/15/2020	01/15/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.; 01/15/2020 - Third party valuation product not provided;		01/23/2020	01/23/2020 - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence 3.90 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 183792.02 are greater than the Guideline Minimum of 10034.58.

XXX	FSMT 2020-1INV	494801635	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX is Not Eligible or Unavailable.	1/7/2020	01/07/2020 - Third Party Valuation Product Not Provided and XXX is Not Eligible.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 12.11 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 10.00 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 84182.63 are greater than the Guideline Minimum of 6674.00.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494797932	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	2353	Evidence of Rate Lock Not Provided	1/10/2020	01/10/2020 - Evidence of Rate Lock Not Provided;		01/16/2020	01/16/2020 - Evidence of Rate Lock Provided
Borrower 1 has significant job time - Employer has 18.30 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 100443.91 are greater than the Guideline Minimum of 29893.96.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494797932	XXX	XX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than 2.5	1/10/2020	01/10/2020 - Third Party Valuation Product Not Provided and XXX is 4.70.;		01/22/2020	01/22/2020 - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Employer has 18.30 years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 100443.91 are greater than the Guideline Minimum of 29893.96.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years

XXX	FSMT 2020-1INV	494795716	XXX	XX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1061	Borrower Employment Verification Level is missing	1/5/2020	01/05/2020 - The borrower employment verification level is Missing. VOE in file is not filled out. ;
01/08/2020  - 1/8 - See attached verification of business pulled 10 days prior to the Note date. See also XXX reports verifying each business is active.; 01/08/2020  - Change status of 'Borrower Employment Verification Level is missing' from Active to Open Rebuttal.;
																						01/09/2020	01/09/2020 - The borrower employment verification level is Level 3 - Verified-direct independent verif w/3rd party
Borrower 1 has significant job time - Employer has 11.20 years on job ; Borrower has more than 2 years at current residence - Borrower at current residence 15.70 years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of 40369.50 are greater than the Guideline Minimum of 10051.71.  ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years